EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended July 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	38.41%
From	01-Jul-13	15-Jul-13	15-Aug-13	Floating Allocation Percentage at Month-End	75.11%
To	31-Jul-13	15-Aug-13
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$209,912,189.03		Beginning	-
			Payout	-
Total Collateral	$1,452,112,189.03		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	145.21%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.191030%
Beginning Gross Principal Pool Balance	$4,794,750,960.41		Applicable Margin	0.300000%
Total Principal Collections	$(2,192,019,799.69)			0.491030%
Investment in New Receivables	$1,666,538,169.74
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(2,053,519.00)		Interest	422,831.39	0.42
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.42
Less Net CMA Offset	$(482,395,992.90)
Less Servicing Adjustment	$(4,262,179.84)		Total Due Investors	422,831.39	0.491030%
Ending Balance	$3,780,557,638.72		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,341,167.55
SAP for Next Period	38.41%

Average Receivable Balance	$4,043,146,564.25
Monthly Payment Rate	54.22%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,702,564.18
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,702,564.18